Pension plan obligations (Details Narrative) - G 1 Plan [Member]	3 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
Additional description of defined benefit plan	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.